Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Schedule of Fair Value Measurement Inputs of Redeemable Convertible Preferred Stock Warrants (Details) - Valuation Technique, Option Pricing Model - Redeemable Convertible Preferred Stock Warrants
	Mar. 11, 2021 yr	Feb. 11, 2021 yr	Dec. 31, 2020 yr	Apr. 03, 2020 yr	Nov. 27, 2018 yr
Stock price
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	8.44	10.27	7.11	5.80	5.80
Term (years)
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	2.00	2.00	2.00	9.31	10.00
Expected volatility
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.7600	0.7600	0.7600	0.5735	0.5781
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.0013	0.0013	0.0013	0.0175	0.0306
Dividend yield
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0	0	0	0	0